UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 28, 2013

MRF	American Income Fund

American Income Fund

OUR IMAGE-GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

1	Explanation of Financial Statements

2	Fund Overview

3	Schedule of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Statement of Cash Flows

16	Financial Highlights

17	Notes to Financial Statements

28	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	1

Fund Overview

Portfolio Allocation1

As a percentage of total Investments on February 28, 2013

U.S. Government Agency Mortgage-Backed Securities	29%
High Yield Corporate Bonds	18
CMO – Private Mortgage-Backed Securities	15
Asset-Backed Securities	14
Commercial Mortgage-Backed Securities	14
Investment Grade Corporate Bonds	4
Short-Term Investments	2
Preferred Stocks	2
CMO – U.S. Government Agency Mortgage-Backed Securities	1
Closed-End Funds	1
100%

CMO: Collateralized Mortgage Obligation

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See the fund’s Schedule of Investments for derivatives held at February 28, 2013.

2	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

Schedule of Investments	February 28, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 25.5%
Basic Industry — 4.1%
Ainsworth Lumber Ltd., 7.50%, 12/15/17 ¢	$200,000	$215,500
Alpha Natural Resources, 6.00%, 6/1/19	200,000	181,000
ArcelorMittal, 5.75%, 8/5/20	250,000	265,000
Associated Asphalt Partners, 8.50%, 2/15/18	150,000	152,375
Coeur d’Alene Mines, 7.88%, 2/1/21 ¢	200,000	207,000
Evraz Group SA, 8.25%, 11/10/15 ¢	150,000	166,200
Hexion US Finance,
8.88%, 2/1/18	150,000	150,750
6.63%, 4/15/20	100,000	98,500
INEOS Finance PLC, 7.50%, 5/1/20 ¢	230,000	247,825
Longview Fibre Paper & Packaging, 8.00%, 6/1/16 ¢	200,000	210,000
New Gold, 6.25%, 11/15/22 ¢	150,000	157,875
Reynolds Group Issuer LLC, 8.50%, 5/15/18	200,000	210,500
Sappi Papier Holding GmbH, 8.38%, 6/15/19 ¢	200,000	224,000
Stora Enso OYJ, 7.25%, 4/15/36 ¢	200,000	190,000
Taminco Global Chemical, 9.75%, 3/31/20 ¢	150,000	165,750
Taseko Mines, 7.75%, 4/15/19	325,000	323,375
Tembec Industries, 11.25%, 12/15/18	200,000	220,000

		3,385,650

Capital Goods — 2.0%
Clean Harbors, 5.25%, 8/1/20	275,000	283,250
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	252,187
Fosun International, 7.50%, 5/12/16 ¢	250,000	262,500
Manitowoc, 8.50%, 11/1/20	200,000	225,750
Navistar International, 8.25%, 11/1/21	169,000	163,085
Nortek, 8.50%, 4/15/21	200,000	220,500
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ¢	200,000	201,500

		1,608,772

Communications — 4.2%
CCO Holdings LLC, 5.13%, 2/15/23	200,000	195,000
Digicel, 7.00%, 2/15/20 ¢	200,000	211,500
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	336,729
DISH DBS, 5.88%, 7/15/22	200,000	211,000
Eileme 1 AB, 14.25%, 8/15/20 ¢	160,687	175,149
Frontier Communications,
8.50%, 4/15/20	250,000	281,250
7.13%, 1/15/23	250,000	256,875
Intelsat Jackson Holdings, 7.25%, 4/1/19	170,000	182,325
Nara Cable Funding, 8.88%, 12/1/18 ¢	200,000	209,000
Sky Growth Acquisition, 7.38%, 10/15/20 ¢	225,000	232,031
Sprint Capital, 8.75%, 3/15/32	200,000	235,000
Starz LLC, 5.00%, 9/15/19 ¢	225,000	230,063
UPCB Finance III, 6.63%, 7/1/20 ¢	200,000	214,500
Windstream, 7.88%, 11/1/17	200,000	226,500
Zayo Group LLC, 10.13%, 7/1/20	200,000	234,500

		3,431,422

Consumer Cyclical — 5.3%
American Axle & Manufacturing, 6.25%, 3/15/21	200,000	201,750
Brookfield Residential Properties, 6.50%, 12/15/20 ¢	250,000	265,000
Chrysler Group LLC, 8.00%, 6/15/19	200,000	219,250
Dana Holding, 6.50%, 2/15/19	300,000	322,500

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	3

Schedule of Investments	February 28, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/19 ¢	$250,000	$263,750
Ford Motor, 7.45%, 7/16/31	100,000	128,103
Goodyear Tire & Rubber, 6.50%, 3/1/21	200,000	203,000
H&E Equipment Services, 7.00%, 9/1/22 ¢	200,000	219,000
JB Poindexter & Co., 9.00%, 4/1/22 ¢	200,000	210,000
Jones Group, 6.88%, 3/15/19	200,000	212,500
Mattamy Group, 6.50%, 11/15/20 ¢	250,000	249,062
MGM Resorts International,
8.63%, 2/1/19	150,000	172,125
6.63%, 12/15/21	250,000	258,750
Rite Aid,
7.50%, 3/1/17	509,000	524,270
9.25%, 3/15/20	150,000	168,000
RR Donnelley & Sons, 8.25%, 3/15/19	200,000	210,500
Sealy Mattress, 10.88%, 4/15/16 ¢	44,000	46,805
Taylor Morrison Communities, 7.75%, 4/15/20 ¢	200,000	215,000
Wynn Las Vegas LLC, 7.88%, 11/1/17	230,000	246,963

		4,336,328

Consumer Non Cyclical — 1.5%
Endo Health Solutions, 7.00%, 12/15/20	250,000	270,312
FAGE Dairy Industry USA, 9.88%, 2/1/20 ¢	150,000	163,125
JBS USA LLC, 7.25%, 6/1/21 ¢	200,000	207,000
Kindred Healthcare, 8.25%, 6/1/19	150,000	149,063
Kinetic Concepts, 12.50%, 11/1/19 ¢	125,000	122,500
Tenet Healthcare, 6.88%, 11/15/31	200,000	183,000
Vector Group, 7.75%, 2/15/21 ¢	150,000	154,500

		1,249,500

Electric — 1.0%
Covanta Holding, 6.38%, 10/1/22	135,000	146,385
Energy Future Intermediate Holding LLC, 11.25%, 12/1/18 ¢	99,000	94,793
GenOn Americas Generation LLC,
8.50%, 10/1/21	200,000	235,000
9.13%, 5/1/31	150,000	166,875
NRG Energy, 7.88%, 5/15/21	125,000	140,312

		783,365

Energy — 5.5%
Alta Mesa Holdings LP, 9.63%, 10/15/18	150,000	156,750
Bill Barrett, 7.00%, 10/15/22	265,000	273,612
Calumet Specialty Products Partners LP, 9.38%, 5/1/19	225,000	248,625
Chesapeake Energy,
9.50%, 2/15/15	200,000	226,000
6.88%, 11/15/20	200,000	220,000
Concho Resources, 5.50%, 10/1/22	250,000	260,313
EP Energy LLC, 7.75%, 9/1/22	250,000	270,625
Forbes Energy Services, 9.00%, 6/15/19	175,000	165,375
Foresight Energy LLC, 9.63%, 8/15/17 ¢	200,000	215,000
Halcon Resources, 9.75%, 7/15/20 ¢	175,000	193,156
Holly Energy Partners LP, 6.50%, 3/1/20 ¢	250,000	267,500
Kodiak Oil & Gas, 8.13%, 12/1/19	175,000	196,875
Linn Energy LLC, 6.25%, 11/1/19 ¢	200,000	204,000
Niska Gas Storage US LLC, 8.88%, 3/15/18	200,000	210,000
Northern Tier Energy LLC, 7.13%, 11/15/20 ¢	200,000	209,000
OSX 3 Leasing BV, 9.25%, 3/20/15 ¢	200,000	202,000
PBF Holding LLC, 8.25%, 2/15/20 ¢	175,000	190,313
PetroBakken Energy, 8.63%, 2/1/20 ¢	200,000	204,000

The accompanying notes are an integral part of the financial statements.

4	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Samson Investment, 9.75%, 2/15/20 ¢	$100,000	$106,375
SM Energy, 6.63%, 2/15/19	250,000	268,125
United Refining, 10.50%, 2/28/18	100,000	111,750
Vanguard Natural Resources LLC, 7.88%, 4/1/20	150,000	157,500

		4,556,894

Finance — 0.5%
Community Choice Financial, 10.75%, 5/1/19	175,000	164,500
Dresdner Funding Trust I, 8.15%, 6/30/31 ¢	250,000	253,750

		418,250

Natural Gas — 0.7%
Atlas Pipeline Partners LP, 6.63%, 10/1/20 ¢	250,000	261,250
Sabine Pass LNG, 7.50%, 11/30/16	250,000	276,250

		537,500

Sovereigns — 0.2%
Republic of Uruguay, 8.00%, 11/18/22	122,639	170,775

Technology ¢ — 0.5%
First Data, 6.75%, 11/1/20	250,000	256,563
Goodman Networks, 13.13%, 7/1/18	150,000	166,500

		423,063

Total High Yield Corporate Bonds (Cost: $19,952,467)		20,901,519

U.S. Government Agency Mortgage-Backed Securities — 40.4%
Adjustable Rate r — 0.4%
Federal Home Loan Mortgage Corporation, 2.12%, 9/1/18, #605911	44	44
Federal National Mortgage Association,
3.07%, 7/1/27, #070179	685	740
2.26%, 10/1/32, #725110 a	148,335	157,916
Government National Mortgage Association, 1.63%, 12/20/22, #008096 a	133,051	138,771

		297,471

Fixed Rate — 40.0%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	78,896	92,588
5.50%, 10/1/33, #A15120	296,780	331,348
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	19,607	20,238
7.00%, 7/1/17, #254414 a	73,750	79,823
5.00%, 11/1/18, #750989 a	127,347	140,102
5.00%, 2/1/19, #767182 a	213,718	231,650
5.00%, 2/1/21, #745279 a	178,793	193,795
5.50%, 4/1/21, #840466 a	100,120	109,381
6.00%, 5/1/29, #323702 a	129,756	145,446
7.00%, 9/1/31, #596680 a	74,453	82,180
6.50%, 6/1/32, #596712 a	106,659	116,212
5.50%, 6/1/33, #709700 a	101,761	111,935
5.50%, 11/1/33, #555967 a	394,332	433,756
6.00%, 11/1/33, #743642 a	148,019	166,657
5.50%, 12/1/33, #756202 a	218,732	240,601
6.00%, 1/1/34, #763687 a	262,954	291,668
5.50%, 2/1/34, #766070 a	364,230	409,637
6.00%, 3/1/34, #745324 a	251,062	281,419
6.50%, 6/1/34, #735273 a	323,540	364,784
6.00%, 1/1/35, #810225 a	269,378	295,835

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

5.50%, 3/1/35, #815979 a	$373,374	$409,186
5.00%, 7/1/35, #828346 a	305,524	331,200
5.50%, 3/1/36, #878059 a	206,095	224,832
6.00%, 6/1/36, #882685 a	599,755	663,859
5.50%, 4/1/37, #888284 a	476,505	519,827
5.00%, 6/1/37, #944244 a	432,902	468,742
5.50%, 6/1/38, #995018 a	482,481	526,345
3.00%, 3/1/43 «	8,035,000	8,318,736
3.50%, 3/1/43 «	7,790,000	8,236,708
4.00%, 3/1/43 «	4,605,000	4,907,203
4.50%, 3/1/43 «	2,975,000	3,201,146
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	513,321	583,029
6.00%, 7/15/34, #631574 a	261,707	300,940

		32,830,808

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $32,327,103)		33,128,279

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 21.0%
Adjustable Rate r — 3.9%
Goldman Sachs Mortgage Loan Trust,
4.66%, 10/25/33, Series 2003-10, Class 1A1	200,082	200,125
3.13%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,246,882	277,517
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 5.37%, 4/25/36 ¥	1,429,230	293,784
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.08%, 7/25/36	1,138,436	1,047,194
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.32%, 11/25/33	658,531	622,839
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1
2.45%, 2/25/37, Class 1A1	436,135	340,185
2.67%, 2/25/37, Class 4A1	2,904	2,480
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.63%, 6/25/33 ¥	288,970	172,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.64%, 10/25/36	290,836	258,656

		3,215,577

Fixed Rate — 17.1%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	464,724	169,325
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ¢	377,796	375,713
Countrywide Alternative Loan Trust,
6.50%, 3/25/34, Series 2004-J2, Class 2A1	313,747	334,261
5.50%, 2/25/36, Series 2005-86CB, Class A10	464,708	373,826
5.75%, 4/25/47, Series 2007-6, Class A4,	1,254,627	916,614
Credit Suisse First Boston Mortgage Securities Corporation,
6.20%, 4/25/33, Series 2003-8, Class DB1	939,821	885,215
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	501,070
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	724,455	145,835
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.77%, 5/25/35 ¥	2,179,348	1,180,389
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ¢	177,508	186,704
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ¢	627,649	655,605
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ¢	635,315	662,611
5.37%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,287,058	151,460
6.72%, 3/25/43, Series 2003-1, Class B2 ¥	1,252,822	118,701
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	470,481	439,415
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	636,283	573,623
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.58%, 7/25/47	164,260	171,788

The accompanying notes are an integral part of the financial statements.

6	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	$588,290	$615,516
7.00%, 6/25/34, Series 2004-5, Class 6A1	847,102	891,930
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ¢	648,823	675,149
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	650,288	489,984
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ¢ ¥	452,220	438,653
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ¢ ¥¿	832,557	394,724
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.35%, 4/25/31 ¥	602,133	321,139
Residential Funding Mortgage Securities I Trust, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	666,300	590,036
Salomon Brothers Mortgage Securities VII, Series 2003-1, Class A2, 6.00%, 9/25/33 ¢	584,515	604,650
Springleaf Mortgage Loan Trust, Series 2012-3A, Class M4, 5.30%, 12/25/59 ¢ ¥	750,000	765,002
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.51%, 8/25/38	105,830	113,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, ¥
4.72%, 7/25/19, Class B2	215,521	188,446
4.72%, 7/25/19, Class B3	161,713	136,752

		14,067,847

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $21,735,370)		17,283,424

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 1.5%
Fixed Rate — 1.5%
Federal National Mortgage Association,
6.92%, 2/25/42, Series 2002-W1, Class 2A	203,183	237,150
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	952,676	622,414
5.88%, 7/25/44, Series 2004-W14, Class B2 ¥	849,431	345,205

Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $1,081,679)		1,204,769

Commercial Mortgage-Backed Securities — 19.1%
Other — 19.1%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ¢	405,000	491,680
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	500,000	543,353
Bear Stearns Commercial Mortgage Securities, r
5.71%, 9/11/38, Series 2006-PW12, Class A4	500,000	565,509
5.58%, 9/11/41, Series 2006-PW13, Class AM	500,000	560,199
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	496,879	581,527
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	1,014,026
5.74%, 12/10/49, Series 2007-GG11, Class A4	710,000	819,295
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 r	500,000	571,362
JP Morgan Chase Commercial Mortgage Securities Corporation,
5.25%, 7/15/46, Series 2011-C4, Class C ¢ r	750,000	840,198
5.44%, 6/12/47, Series 2007-CB18, Class A4	600,000	682,492
5.79%, 2/12/51, Series 2007-CB20, Class A4 r	600,000	704,909
LB-UBS Commercial Mortgage Trust, r
6.16%, 4/15/41, Series 2008-C1, Class A2	752,000	901,280
6.16%, 4/15/41, Series 2008-C1, Class AM	210,000	246,919
5.87%, 9/15/45, Series 2007-C7, Class A3	600,000	692,684
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,120,606
Morgan Stanley Capital I, r
6.27%, 1/11/43, Series 2008-T29, Class A4	1,125,000	1,360,293
5.45%, 2/12/44, Series 2007-HQ11, Class A4	600,000	686,681
5.25%, 9/15/47, Series 2011-C1, Class C ¢	250,000	283,258
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.79%, 8/12/45 ¢ r	1,000,000	1,124,535

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ¢	$440,418	$464,917
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	317,157	325,174
WF-RBS Commercial Mortgage Trust, ¢ r
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	282,492
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	841,580

Total Commercial Mortgage-Backed Securities (Cost: $12,453,674)		15,704,969

Asset-Backed Securities — 19.4%
Home Equity — 11.1%
AH Mortgage Advance Trust, Series SART-3, Class 1D, 7.04%, 3/13/44 ¢	1,487,000	1,509,305
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ¢ ¥ r	398,993	404,496
5.50%, 12/28/35, Series 2005-D, Class AF4 r	750,000	738,151
5.64%, 11/28/36, Series 2006-C, Class 1A2	320,000	315,642
5.70%, 2/28/41, Series 2006-A, Class 1A5	1,041,830	1,066,506
Countrywide Asset-Backed Certificates, r
5.19%, 5/25/36, Series 2005-16, Class 2AF2	365,496	341,659
5.53%, 4/25/47, Series 2007-4, Class A2	750,000	717,877
HLSS Servicer Advance Receivables Backed Notes, ¢
4.94%, 10/15/45, Series 2012-T2, Class D2	750,000	780,225
4.46%, 1/15/48, Series 2013-T1, Class D3	900,000	915,210
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	620,403
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.31%, 2/25/37 r	85,810	76,551
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class FT2, 7.39%, 2/18/48 ¢ ¥	525,000	526,622
Renaissance Home Equity Loan Trust, Series 2005-4, Class A6, 5.75%, 2/25/36	844,812	700,971
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 6.03%, 2/25/29	408,825	376,964

		9,090,582

Manufactured Housing — 5.4%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	10,568	10,746
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	336,693	355,387
Mid-State Trust,
5.75%, 1/15/40, Series 2005-1, Class A	1,123,608	1,187,355
5.25%, 12/15/45, Series 2010-1, Class M ¢	670,985	692,961
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ¢	436,367	445,089
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2 r	639,102	708,326
5.73%, 11/15/35, Series 2004-B, Class M1 r	268,509	285,249
5.99%, 1/15/37, Series 2005-B, Class M1	742,667	786,743

		4,471,856

Other ¢ — 2.9%
321 Henderson Receivables LLC,
6.15%, 10/15/48, Series 2007-3A, Class A	627,413	695,163
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	610,229
6.77%, 10/17/61, Series 2012-2A, Class B	500,000	535,193
7.14%, 2/15/67, Series 2012-1A, Class B	500,000	548,977

		2,389,562

Total Asset-Backed Securities (Cost: $14,906,026)		15,952,000

The accompanying notes are an integral part of the financial statements.

8	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

Investment Grade Corporate Bonds — 5.4%
Basic Industry — 1.1%
Alcoa, 5.40%, 4/15/21	$350,000	$367,840
Cliffs Natural Resources, 4.80%, 10/1/20	200,000	205,254
Vale Overseas, 4.63%, 9/15/20	300,000	320,361

		893,455

Communications — 0.4%
Vivendi SA, 4.75%, 4/12/22 ¢	300,000	312,640

Energy — 0.3%
Southwestern Energy, 4.10%, 3/15/22	250,000	264,142

Finance — 2.8%
Bank of America, 5.00%, 5/13/21	500,000	564,054
Citigroup, 4.50%, 1/14/22	500,000	556,384
Goldman Sachs Group, 6.00%, 6/15/20	500,000	596,382
Morgan Stanley, 5.50%, 7/28/21	500,000	573,842

		2,290,662

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 r	250,000	252,500

Real Estate — 0.5%
HRPT Properties Trust — REIT, 6.25%, 8/15/16	400,000	439,354

Total Investment Grade Corporate Bonds (Cost: $4,006,150)		4,452,753

Preferred Stocks — 2.2%
Banking — 0.5%
Bank of America, Series 5	19,000	428,450

Consumer Cyclical — 0.2%
TravelCenters of America LLC	7,000	180,250

Finance — 1.0%
Bank of America, Series L	200	240,000
First Niagara Financial Group, Series B	8,000	234,320
Goldman Sachs Group, Series A	13,000	294,450

		768,770

Real Estate Investment Trusts — 0.5%
iStar Financial, Series G	1,000	23,437
LaSalle Hotel Properties, Series H	5,000	130,200
Northstar Realty Finance, Series A	4,000	102,040
Northstar Realty Finance, Series B	5,863	146,335

		402,012

Total Preferred Stocks (Cost: $1,512,004)		1,779,482

Closed-End Funds — 0.7%
Blackrock Credit Allocation Income Trust IV	32,000	450,240
Pioneer Floating Rate Trust	7,000	96,390

Total Closed-End Funds (Cost: $486,936)		546,630

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES	FAIR VALUE ¶

Short-Term Investment — 3.3%
Money Market Fund — 3.3%
First American Prime Obligations Fund, Class Z, 0.02% W	2,727,431	$2,727,431

Total Short-Term Investment (Cost: $2,727,431)		2,727,431

Total Investments ▲ — 138.5% (Cost: $111,188,840)		113,681,256

Other Assets and Liabilities, Net — (38.5)%		(31,601,650)

Total Net Assets — 100.0%		$82,079,606

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2013, the total fair value of these investments was $25,523,916 or 31.1% of total net assets.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2013.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2013, securities valued at $8,463,702 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$5,507,000	2/11/13	0.36%	3/11/13	$991	(1)
2,443,617	2/14/13	0.47%	3/15/13	479	(2)

$7,950,617				$1,470

*	Interest rate as of February 28, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $78,896 par

Federal National Mortgage Association, 6.00%, 12/1/13, $19,607 par

Federal National Mortgage Association, 7.00%, 7/1/17, $73,750 par

Federal National Mortgage Association, 5.00%, 11/1/18, $127,347 par

Federal National Mortgage Association, 5.00%, 2/1/21, $178,793 par

Federal National Mortgage Association, 6.00%, 5/1/29, $129,756 par

Federal National Mortgage Association, 7.00%, 9/1/31, $74,453 par

Federal National Mortgage Association, 5.50%, 6/1/33, $101,761 par

Federal National Mortgage Association, 6.00%, 1/1/34, $262,954 par

Federal National Mortgage Association, 5.50%, 2/1/34, $364,230 par

Federal National Mortgage Association, 6.00%, 3/1/34, $251,062 par

Federal National Mortgage Association, 6.00%, 1/1/35, $269,378 par

Federal National Mortgage Association, 5.00%, 7/1/35, $305,524 par

Federal National Mortgage Association, 5.50%, 3/1/36, $206,095 par

Federal National Mortgage Association, 6.00%, 6/1/36, $599,755 par

Federal National Mortgage Association, 5.50%, 4/1/37, $476,505 par

Federal National Mortgage Association, 5.00%, 6/1/37, $432,902 par

Federal National Mortgage Association, 5.50%, 6/1/38, $482,481 par

Government National Mortgage Association, 1.63%, 12/20/22, $133,051 par

Government National Mortgage Association, 5.50%, 8/15/33, $513,321 par

Government National Mortgage Association, 6.00%, 7/15/34, $261,707 par

(2)	Barclays:

Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $296,780 par

Federal National Mortgage Association, 5.00%, 2/1/19, $213,718 par

Federal National Mortgage Association, 5.50%, 4/1/21, $100,120 par

Federal National Mortgage Association, 6.50%, 6/1/32, $106,659 par

The accompanying notes are an integral part of the financial statements.

10	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

American Income Fund (MRF)

Federal National Mortgage Association, 2.26%, 10/1/32, $148,335 par

Federal National Mortgage Association, 5.50%, 11/1/33, $394,332 par

Federal National Mortgage Association, 6.00%, 11/1/33, $148,019 par

Federal National Mortgage Association, 5.50%, 12/1/33, $218,732 par

Federal National Mortgage Association, 6.50%, 6/1/34, $323,540 par

Federal National Mortgage Association, 5.50%, 3/1/35, $373,374 par

«	Security purchased on a when-issued basis. On February 28, 2013, the total cost of investments purchased on a when-issued basis was $24,597,355 or 30.0% of total net assets.

¥	Security considered illiquid. As of February 28, 2013, the fair value of these investments was $8,214,149 or 10.0% of total net assets. See note 2 in Notes to Financial Statements.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2013. See note 2 in Notes to Financial Statements.

▲	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $111,188,840. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation......	$7,695,518
Gross unrealized depreciation	(5,203,102)

Net unrealized appreciation	$2,492,416

REIT–Real	Estate Investment Trust

Schedule of Open Futures Contracts
Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	June 2013	3	$(661,406)	$85
U.S. Treasury 5 Year Note Futures	June 2013	113	(14,010,234)	(31,027)
U.S. Treasury 10 Year Note Futures	June 2013	56	(7,366,625)	(9,668)
U.S. Treasury Long Bond Futures	June 2013	16	(2,300,500)	(320)

				$(40,930)

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	11

Statement of Assets and Liabilities	February 28, 2013 (unaudited)

Assets:
Unaffiliated investments, at fair value (Cost: $108,461,409) (note 2)	$110,953,825
Affiliated money market fund, at fair value (Cost: $2,727,431)	2,727,431
Cash	12,797
Receivable for investments sold	178,681
Cash collateral for futures contracts	180,000
Receivable for accrued dividends and interest	815,590
Receivable for accrued dividends in affiliated money market fund	42
Prepaid expenses and other assets	31,425

Total assets	114,899,791

Liabilities:
Payable for investments purchased	24,749,730
Payable for reverse repurchase agreements (note 2)	7,950,617
Payable for investment advisory fees	40,021
Payable for administration fees	6,250
Payable for futures variation margin (note 2)	15,234
Payable for audit fees	27,619
Payable for legal fees	16,508
Payable for transfer agent fees	5,336
Payable for interest expense	1,470
Payable for other expenses	7,400

Total liabilities	32,820,185

Net assets applicable to outstanding capital stock	$82,079,606

Composition of net assets:
Capital stock and additional paid-in capital	$82,677,949
Distributions in excess of net investment income	(122,867)
Accumulated net realized loss on investments and futures contracts	(2,926,962)
Net unrealized appreciation of investments	2,492,416
Net unrealized depreciation of futures contracts	(40,930)

Total–representing net assets applicable to capital stock	$82,079,606

Net asset value and market price of capital stock:
Net assets applicable to capital stock	$82,079,606
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,464,150
Net asset value per share	$8.67
Market price per share	$8.46

The accompanying notes are an integral part of the financial statements.

12	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

Statement of Operations	For the six-month period ended February 28, 2013 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,039,549
Dividends from unaffiliated investments	67,321
Dividends from affiliated money market fund	538

Total investment income	3,107,408

Expenses (note 3):
Investment advisory fees	261,837
Interest expense	20,305
Administration fees	40,283
Custodian fees	2,024
Postage and printing fees	14,006
Transfer agent fees	10,286
Listing fees	11,810
Directors’ fees	36,156
Legal fees	17,868
Audit fees	27,407
Insurance fees	17,378
Pricing fees	4,690
Other expenses	17,454

Total expenses	481,504

Less: Fee reimbursements (note 3)	(1,034)
Less: Indirect payments from custodian (note 3)	(34)

Total net expenses	480,436

Net investment income	2,626,972

Net realized and unrealized gains (losses) on investments and futures contracts (notes 2 and 4):
Net realized gain (loss) on:
Investments	601,820
Futures contracts	26,534
Net change in unrealized appreciation or depreciation of:
Investments	1,148,993
Futures contracts	53,929

Net gain on investments and futures contracts	1,831,276

Net increase in net assets resulting from operations	$4,458,248

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	13

Statements of Changes in Net Assets

	Six-Month Period Ended 2/28/13 (unaudited)	Year Ended 8/31/12
Operations:
Net investment income	$2,626,972	$5,564,997
Net realized gain (loss) on:
Investments	601,820	183,005
Futures contracts	26,534	(817,762)
Net change in unrealized appreciation or depreciation of:
Investments	1,148,993	1,682,296
Futures contracts	53,929	(96,871)

Net increase in net assets resulting from operations	4,458,248	6,515,665

Distributions to shareholders (note 2):
From net investment income	(2,744,604)	(5,673,873)
From return of capital	—	(146,607)

Total distributions	(2,744,604)	(5,820,480)

Total increase in net assets	1,713,644	695,185

Net assets at beginning of period	80,365,962	79,670,777

Net assets at end of period	$82,079,606	$80,365,962

Distribution in excess of net investment income	$(122,867)	$(5,235)

The accompanying notes are an integral part of the financial statements.

14	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

Statement of Cash Flows	For the six-month period ended February 28, 2013 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,458,248
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(157,559,917)
Proceeds from sales of investments	161,976,233
Net purchases/sales of short-term investments	(1,960,165)
Net amortization of bond discount and premium	(125,473)
Net change in unrealized appreciation or depreciation of investments	(1,202,922)
Net realized gain/loss on investments	(628,354)
Decrease in receivable for accrued dividends and interest	19,090
Decrease in prepaid expenses and other assets	103
Decrease in receivable for futures variation margin	30,549
Increase in cash from collateral on futures contracts	(30,000)
Decrease in accrued fees and expenses	(2,452)

Net cash provided by operating activities	4,974,940

Cash flows from financing activities:
Net payments for reverse repurchase agreements	(2,212,381)
Distributions paid to shareholders	(2,744,604)

Net cash used in financing activities	(4,956,985)

Net increase in cash	17,955
Bank overdraft at beginning of period	(5,158)

Cash at end of period	$12,797

Supplemental disclosure of cash flow information:
Cash paid for interest	$21,031

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	15

Financial Highlights

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/13 (unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Per-Share Data
Net asset value, beginning of period	$8.49		$8.42	$8.37	$7.50	$7.51	$8.66

Operations:
Net investment income	0.28		0.59	0.63	0.71	0.65	0.53
Net realized and unrealized gain (losses) on investments, futures contracts, and swap agreements	0.19		0.10	0.08	0.91	(0.03)	(1.16)

Total from operations	0.47		0.69	0.71	1.62	0.62	(0.63)

Distributions to shareholders:
From net investment income	(0.29)		(0.60)	(0.66)	(0.72)	(0.63)	(0.52)
Tax return of capital	—		(0.02)	—	(0.03)	—	—

Total distributions	(0.29)		(0.62)	(0.66)	(0.75)	(0.63)	(0.52)

Net asset value, end of period	$8.67		$8.49	$8.42	$8.37	$7.50	$7.51

Market value, end of period	$8.46		$8.10	$7.72	$8.64	$7.15	$7.13

Selected Information
Total return, net asset value [1]	5.64	% [4]	8.56%	8.75%	22.59%	9.64%	(7.68)%
Total return, market value [2]	8.05	% [4]	13.58%	(3.15)%	32.84%	10.70%	(4.61)%
Net assets at end of period (in millions)	$82		$80	$80	$79	$71	$71
Ratio of expenses to average weekly net assets excluding interest expense before fee reimbursements	1.14	% [5]	1.19%	1.11%	1.03%	1.06%	1.01%
Ratio of expenses to average weekly net assets excluding interest expense after fee reimbursements	1.14	% [5]	1.19%	1.11%	1.03%	1.06%	1.01%
Ratio of expenses to average weekly net assets before fee reimbursements	1.19	% [5]	1.25%	1.17%	1.11%	1.56%	2.22%
Ratio of expenses to average weekly net assets after fee reimbursements	1.19	% [5]	1.25%	1.17%	1.11%	1.56%	2.22%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.52	% [5]	7.05%	7.37%	8.88%	9.55%	6.38%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.52	% [5]	7.05%	7.37%	8.88%	9.55%	6.39%
Portfolio turnover rate	149%		260%	265%	273%	140%	59%
Amount of borrowings outstanding at end of period (in millions)	$8		$10	$14	$19	$19	$23
Per-share amount of borrowings outstanding at end of period	$0.84		$1.07	$1.50	$2.00	$2.06	$2.39
Per-share amount of net assets, excluding borrowings, at end of period	$9.51		$9.56	$9.92	$10.37	$9.56	$9.90
Asset coverage ratio [3]	1,132%		891%	659%	517%	464%	414%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

16	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

Notes to Financial Statements

(1)	Organization

American Income Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund’s total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbol MRF.

(2)	Summary of Significant Accounting Policies

Security Valuations

Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of February 28, 2013, the fund held no internally fair valued securities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	17

Notes to Financial Statements

would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$20,637,769	$263,750	$20,901,519
U.S. Government Agency Mortgage-Backed Securities	—	33,128,279	—	33,128,279
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	16,844,771	438,653	17,283,424
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,204,769	—	1,204,769
Commercial Mortgage-Backed Securities	—	15,704,969	—	15,704,969
Asset-Backed Securities	—	15,425,378	526,622	15,952,000
Investment Grade Corporate Bonds	—	4,452,753	—	4,452,753
Preferred Stocks	1,245,032	240,000	294,450	1,779,482
Closed-End Fund	546,630	—	—	546,630
Short-Term Investments	2,727,431	—	—	2,727,431

Total Investments	$4,519,093	$107,638,688	$1,523,475	$113,681,256

Refer to Schedule of Investments for further industry breakout.

As of February 28, 2013, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(40,930)	$—	$—	$(40,930)

Total Other Financial Instruments	$(40,930)	$—	$—	$(40,930)

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

18	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2012	$433,239	$437,529	$—	$257,790	$1,128,558
Accrued discounts/premiums	(55)	79	—	—	24
Realized gain (loss)	12,754	60	—	—	12,814
Net change in unrealized appreciation or depreciation	2,577	4,525	1,639	36,660	45,401
Purchases	—	749,655	524,983	—	524,983
Sales	(184,765)	(3,540)	—	—	(188,305)
Net transfers in and/or (out) of Level 3	—	(749,655)	—	—	(749,655)

Balance as of February 28, 2013	$263,750	$438,653	$526,622	$294,450	$1,523,475

Net change in unrealized appreciation or depreciation during the year of Level 3 investments held as of February 28, 2013	$11,510	$4,525	$1,639	$36,660	$54,334

During the six-month period ended February 28, 2013, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation — Private Mortgage-Backed Securities, Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Preferred Stocks

When the price provided by a pricing service for a preferred stock is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Quantitative Information about Level 3 Fair Value Measurements

Investments	Fair Value at February 28, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
High Yield Corporate Bonds	$263,750	Broker Quote	N/A	N/A
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	438,653	Broker Quote	N/A	N/A
Asset-Backed Securities	526,622	Broker Quote	N/A	N/A
Preferred Stocks	294,450	Broker Quote	N/A	N/A

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	19

Notes to Financial Statements

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures established a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund’s dividend reinvestment plan, reinvested in additional shares of the fund’s capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund may issue new shares at a discount of up to 5% from the current market price.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2013, the fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, expiration of capital loss carry forwards, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

20	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

The character of distributions paid during the six-month period ended February 28, 2013 (estimated) and the fiscal year ended August 31, 2012, were as follows:

	2/28/13	8/31/12
Distributions paid from:
Ordinary income	$2,744,604	$5,673,873
Return of Capital	—	146,607

Total	$2,744,604	$5,820,480

As of August 31, 2012, the fund’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and post-October losses	$(2,763,575)
Unrealized appreciation (depreciation)	509,200
Other accumulated gain (loss)	(57,609)

Accumulated earnings (deficits)	$(2,311,984)

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

For federal income tax purposes, the fund had capital loss carryovers at August 31, 2012, the fund’s most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

Capital Loss Carryover	Expiration
$1,449,151	2017
632,033	Indefinite

$2,081,184

The fund incurred losses of $682,391 for the period from November 1, 2011 to August 31, 2012. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ended August 31, 2013.

Derivatives

The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund’s investment objective allows the fund to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements that may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	21

Notes to Financial Statements

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2013, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the fund is included as part of interest from unaffiliated investments on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit Default Swaps

The fund is subject to credit risk in the normal course of pursuing its investment objective. The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, the fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the

22	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. As of February 28, 2013, the fund had no outstanding credit default swap agreements.

Interest Rate Swaps

The fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the fund may enter into interest rate swap contracts. Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of February 28, 2013, the fund had no outstanding interest rate swap agreements.

Total Return Swaps

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. As of February 28, 2013, the fund had no outstanding total return swap agreements.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	23

Notes to Financial Statements

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 28, 2013, the fund had no written or purchased options outstanding.

Derivatives Support

For the six-month period ended February 28, 2013, the quarterly average gross notional amounts of the derivatives held by the fund were $20,406,347 for futures held short.

As of February 28, 2013, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts	Payables, Net Assets-Unrealized Depreciation*	$(40,930)

Balance as of February 28, 2013		$(40,930)

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes to the fund’s Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-month period ended February 28, 2013:

Amount of realized gain (loss) on derivatives recognized in income:

Futures
Interest Rate Contracts	$26,534

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures
Interest Rate Contracts	$53,929

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2013, the fund had when-issued or forward-commitment securities outstanding with a total cost of $24,597,355.

24	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2013, the fund had no dollar roll transactions.

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund’s board of directors as reflecting fair value. The fund intends to invest no more than 25% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund’s board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund’s board of directors. As of February 28, 2013, the fund held 21 illiquid securities, the value of which was $8,214,149, which represents 10.0% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Securities	Par	Date Acquired	Cost Basis
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	$464,724	9/07	$449,300
Bayview Financial Acquisition Trust, Series 2003-AA, Class M3, 6.07%, 2/25/33	398,993	5/12	388,060
Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11, Class 6A7 6.00%, 12/25/35	1,000,000	5/06	971,102
Federal National Mortgage Association,
5.75%, 12/25/42, Series 2003-W1, Class B1	952,676	9/10	626,787
5.88%, 7/25/44, Series 2004-W14, Class B2	849,431	3/11	243,448
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	724,455	9/07	694,805
Goldman Sachs Mortgage Loan Trust,
3.13%, 1/25/35, Series 2005-AR1, Class B1	1,246,882	5/06	1,217,606
5.77%, 5/25/35, Series 2005-4F, Class B1	2,179,348	5/06	1,287,376
GSMPS Mortgage Loan Trust,
5.37%, 4/25/36, Series 2006-RP2, Class B1	1,429,230	8/11	459,291
5.37%, 4/25/36, Series 2006-RP2, Class B2	1,287,058	3/11	316,389
6.72%, 3/25/43, Series 2003-1, Class B2	1,252,822	5/03	1,336,168
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	3/09	246,947
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30	470,481	3/08	413,487
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60	452,220	8/10	444,646
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class FT2, 7.39%, 2/18/48	525,000	1/13	524,983
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34	832,557	9/04	857,310
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.35%, 4/25/31	602,133	10/03	623,974
Springleaf Mortgage Loan Trust, Series 2012-3A, Class M4, 5.30%, 12/25/59	750,000	10/12	749,658
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.63%, 6/25/33	288,970	6/03	296,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7
4.72%, 7/25/19, Class B2	215,521	8/04	212,579
4.72%, 7/25/19, Class B3	161,713	8/04	157,587

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	25

Notes to Financial Statements

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund’s net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2013, the weighted average borrowings outstanding were $8,999,530. The weighted average interest rate paid by the fund on such borrowings was 0.45%.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund’s custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2013, the fund had no outstanding repurchase agreements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2013, through the date of issuance of the fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the fund’s financial statements.

(3)	Fees and Expenses

Investment Advisory Fees

Pursuant to an investment advisory agreement, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund’s average weekly net assets. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to that portion of USBAM’s investment advisory fee received from the related money market funds that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as “Fee reimbursements” in the Statement of Operations.

Nuveen Asset Management, LLC (“NAM”) and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to the fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the fund, places purchase and sale orders for the fund’s portfolio transactions, and employs the fund’s portfolio managers and the securities analysts that provide research services relating to the fund. NFA provides certain other investment sub-advisory services to the fund, including assisting in the supervision of the fund’s investment program, risk monitoring, managing the forms and level of leverage employed

26	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

by the fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of the fund’s portfolio, and assisting with pricing of the fund’s portfolio securities. USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. USBAM pays NAM and NFA a monthly fee at an annual rate of 0.45% and 0.15%, respectively, based upon average weekly net assets.

Administration Fees

USBAM serves as the fund’s administrator pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administration fee equal to an annualized rate of 0.10% of the fund’s average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.05% of the average weekly net assets of the fund for certain administrative and other services that NFA provides to the fund.

Custodian Fees

U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 28, 2013, custodian fees were increased by $34 as a result of overdrafts and reduced by $25 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees the fund is responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors’ fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2013, legal fees and expenses of $1,955 were paid to a law firm of which a former Assistant Secretary of the fund had served as a partner through December 31, 2012.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all the funds within the First American Family of Funds, or a combination of both methods.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2013, aggregated $163,425,840 and $162,090,137, respectively.

(5)	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	27

Notice to Shareholders	(unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund’s shareholders was held on December 11, 2012. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)	The fund’s shareholders elected the following five directors:

	Shares Voted “For”	Shares Voted “Against”	Shares Witholding Authority to Vote
Roger A. Gibson	7,569,904	441,070	65,349
John P. Kayser	7,578,138	432,836	65,349
Leonard W. Kedrowski	7,572,576	438,398	65,349
Richard K. Riederer	7,551,578	459,396	65,349
James M. Wade	7,560,465	450,509	65,349

(2)	The fund’s shareholders ratified the selection by the fund’s board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2013. The following votes were cast regarding this matter:

Shares Voted “For”	Shares Voted “Against”	Abstentions	Broker Non-Votes
7,701,093	322,441	52,789	—

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities, is available without charge upon request by calling 800.677.3863 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The fund’s Forms N-Q is available without charge (1) upon request by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at FirstAmericanFunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

28	AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc. • American Strategic Income Portfolio Inc. • American Strategic Income Portfolio Inc. II • American Strategic Income Portfolio Inc. III • American Select Portfolio Inc.	• American Municipal Income Portfolio Inc. • Minnesota Municipal Income Portfolio Inc. • First American Minnesota Municipal Income Fund II, Inc. • American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

AMERICAN INCOME FUND	2013 SEMIANNUAL REPORT	29

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of American Income Fund

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of American Income Fund

Director of Charterhouse Group, Inc.

John Kayser

Director of American Income Fund

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of American Income Fund

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of American Income Fund

Owner and President of Jim Wade Homes

American Income Fund’s Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2013 Semiannual Report

U.S. Bancorp Asset Management, Inc. is a

wholly owned subsidiary of U.S. Bank National

Association, which is a wholly owned subsidiary

of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2013     0057-13     MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

(a)	Not applicable to the semi-annual report.

(b)	Effective January 1, 2013, Jason J. O’Brien, CFA, is responsible for the overall management of the registrant’s portfolio and Chris J. Neuharth, CFA, is responsible for the management of the mortgage-backed securities portion of the portfolio. John T. Fruit, CFA, continues to the responsible for the management of the high-yield portion of the portfolio.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 29, 2013